Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 3,368	$ 2,047	$ 1,915
Interest cost	971	792	719
Accrued pension liability
Current	1,365	115
Non-current	14,350	15,791
Net amount recognized	15,715	15,906
Fair value of plan assets	(2,745)	(1,314)
Net surplus (deficit) in plan	$ 15,290	$ 15,064
Weighted average duration of defined benefit obligation (both funded and unfunded)	5 years 1 month 6 days	8 years 10 months 24 days
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 17,220	$ 13,524
Foreign currency translation	(790)	441
Service cost	3,368	2,047
Interest cost	1,097	869
Benefits paid	(2,374)	(1,116)
Business combinations	1,223
Actuarial (gain)/loss from changes in demographic assumptions	(1,334)	1,061
Actuarial (gain)/loss from changes in financial assumptions	238	341
Actuarial (gain)/loss from actual experience compared to assumptions	(188)	53
End of the year	18,460	17,220	13,524
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	1,314	1,146
Foreign currency translation	(51)	40
Expected return on plan assets	126	77
Actual contributions	2,415	1,031
Benefits paid	(2,260)	(1,023)
Business combinations	1,191
Actuarial (gain)/loss	10	43
End of the year	2,745	1,314	$ 1,146
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	18,035	16,378
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 425	$ 842